Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,505	$ 8,354
Less-accumulated depreciation	(4,240)	(3,033)
Property and equipment, net	6,265	5,321
Depreciation expenses	1,207	920	$ 820
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,820	5,162
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,504	2,121
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,181	$ 1,071